Related Party Transactions	6 Months Ended
Jun. 30, 2026
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Related Party Transactions

Note 18: Related Party Transactions

As of June 30, 2026, the Company’s principal shareholder, Woodbridge (together with its affiliates), beneficially owned approximately 71% of the Company’s common shares.

In the six months ended June 30, 2026, the Company contributed $7 million in cash to 3XSQ Associates pursuant to a capital call.

Except for the above transaction, there were no new significant related party transactions during the first six months of 2026. Refer to “Related Party Transactions” disclosed in note 32 of the Company’s consolidated financial statements for the year ended December 31, 2025, which are included in the Company’s 2025 annual report, for information regarding related party transactions.